Commitments & Contingencies - Additional Information (Details)		3 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) Day $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) Day $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 06, 2025 USD ($)
Commitments and Contingencies [Line Items]
Conversion of stock, conversion ratio			one-for-one
Conversion of stock, par value per share | $ / shares			$ 0.0001		$ 0.0001
Common stock issuable as closing consideration description			$10.00. Each OHBP Shareholder will receive a number of shares of New OHB Common Stock equal to the Exchange Ratio (as defined in the Business Combination Agreement) multiplied by the number of OHBP Shares held by such OHBP Shareholder.
Proceeds from issuance of common stock			$ 25,000
OHBP SAFEs [Member]
Commitments and Contingencies [Line Items]
Debt instrument, face amount			$ 45,000,000		$ 45,000,000
Bearing interest rate			8.00%		8.00%
Backstop Agreement [Member]
Commitments and Contingencies [Line Items]
Backstop committed shares | shares			7,500,000		7,500,000
Backstop subscription price per share | $ / shares			$ 10		$ 10
Maximum backstop funding commitment amount			$ 75,000,000		$ 75,000,000
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
PIPE purchase price per share | $ / shares			$ 10		$ 10
Per share exercise price | $ / shares			0.0001		0.0001
Purchase price per Pre-Funded Warrant | $ / shares			$ 10		$ 10
Proceeds from issuance of common stock			$ 55,000,000
Investor Rights Agreement [Member]
Commitments and Contingencies [Line Items]
Resale registration statement filing deadline in days | Day			30		30
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per share | $ / shares	$ 0.1		$ 0.1
Underwriting discount	$ 750,000		$ 750,000
Deferred underwriting commission per share | $ / shares	$ 0.3		$ 0.3		$ 0.3
Deferred underwriting commission	$ 2,250,000		$ 2,250,000		$ 2,250,000
OHB Pediatrics Ltd [Member]
Commitments and Contingencies [Line Items]
Upfront License Fee						$ 500,000	$ 500,000
Payment Of Development Fee		$ 3,500,000				53,500,000	53,500,000
Research and development		1,000,000		$ 342,000	$ 10,695,000	$ 2,210,000	14,302,000	$ 342,000
Payment Of Annual Net Sales Targets		$ 105,000,000					105,000,000
Amount of Aggregate Licensed Assets Cap									$ 55,000,000
OHB Pediatrics Ltd [Member] | Roche License Agreement [Member]
Commitments and Contingencies [Line Items]
Research and development							$ 1,000,000
OHB Pediatrics Ltd [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Percentage Of Royalty Country By Country					9.00%		9.00%
OHB Pediatrics Ltd [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Percentage Of Royalty Country By Country					14.00%		14.00%